AMERICAN AADVANTAGE FUNDS - PLANAHEAD CLASS
Supplement Dated May 23, 2003 to the Prospectus Dated March 1, 2003
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Change to Principal Strategies of Intermediate Bond Fund
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The first paragraph under Principal Strategies on page 24 is hereby deleted and replaced with the following:

     The Fund invests at least 80% of its total assets in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The following paragraph is hereby inserted as the last paragraph under Principal Strategies on page 24:

     As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Change to Principal Strategies of Short-Term Bond Fund
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The first paragraph under Principal Strategies on page 27 is hereby deleted and replaced with the following:

     The Fund invests at least 80% of its total assets in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The following paragraph is hereby inserted as the last paragraph under Principal Strategies on page 27:

     As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.